NEWBUILDINGS - Movements in Newbuildings (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of Construction of Progress [Roll Forward]
Balance as of December 31, 2025	$ 0
Installments and other costs paid and payable	639,131
Capitalized borrowing costs	6,668
Transfers to Vessels and equipment	(420,029)
Balance as of June 30, 2026	$ 225,770